Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Subsequent Events

Note 7	Subsequent Events

As of November 8, 2018 the company changed its tax status from an S corporation to a C Corporation under the provisions of the Internal Revenue Code.

On November 8, 2018 the sole shareholder of the company executed an Agreement and Plan of Merger and Reorganization with Blue Star Foods Corp. (Formerly A.G. Acquisition Group II, Inc. and Blue Star Acquisition Corp. John R. Keeler will exchange his 500 shares with a par value of $1.00 in John Keeler & Co., Inc. for the 15,000,000 shares with a par value of $.0001 of the then outstanding 16,015,000 outstanding shares. The balance of the outstanding shares will be held by the prior owners of Blue Star Foods Corp. and various service providers. Additionally, there were 725 Series A Preferred shares and 181,250 warrants issued to private placement investors, 688 Series A Preferred shares and 172,000 warrants issued for settlement with prior investors, and 3,120,000 options to purchase preferred stock issued to Christopher Constable upon the close of the merger.

The Merger will be accounted for as a “reverse merger” and recapitalization since, immediately following the completion of the transaction, the holders of John Keeler & Co., Inc.’s stock will have effective control of Blue Star Foods Corp. In addition, John Keeler & Co., Inc. will have control of the combined entity through control of the Board by designating all four of the board seats. Additionally, all of John Keeler & Co., Inc.’s officers and senior executive positions will continue on as management of the combined entity after consummation of the Merger. For accounting purposes, John Keeler & Co., Inc. will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction will be treated as a recapitalization of Blue Star Foods Corp. Accordingly, John Keeler & Co., Inc.’s assets, liabilities and results of operations will become the historical financial statements of the registrant, and the Company’s assets, liabilities and results of operations will be consolidated with Blue Star Foods Corp effective as of the date of the closing of the Merger. No step-up in basis or intangible assets or goodwill will be recorded in this transaction.

On November 8, 2018, Inc. the company entered into the fifth amendment to the loan and security agreement with Ares Financial. This amendment memorialized the change in ownership of John Keeler & Co., Inc as a wholly owned subsidiary of Blue Star Foods Corp. as well as the change of John Keeler from CEO to Executive Chairman, and the appointment of Carlos Faria as the CEO of John Keeler & Co., Inc.

Note 9.	Subsequent Events

On March 31, 2018 the company granted options to Carlos Faria. The option grant consisted of an option to purchase 104 shares of stock, and is for a 10 year term. These options were accounted for as fully vested and will become fully vested as of the close of the merger between John Keeler & Co., Inc. and Blue Star Foods Corp (formerly A.G. Acquisition Group II, Inc.)

The probability for vesting of this option was analyzed as of June 30, 2018 and September 30, 2018 based upon certain milestones that are necessary for the vesting. It was determined that as of June 30, 2018 and September 30, 2018 that the probability that these options will vest was 40% and 47.5% respectively, therefore, no option expense was recognized for either period. However, On November 8, 2018 the sole shareholder of the company executed an Agreement and Plan of Merger and Reorganization with Blue Star Foods Corp. Upon the execution of this agreement, the options to Mr. Faria were fully vested.

On September 19, 2018, the company signed a fourth amendment to the loan and security agreement with Ares Financial. This Amendment waived the current default, and increased the term of the agreement to August 30, 2020.

On September 20, 2018, the company entered into a settlement and mutual release agreement with a supplier that the company was engaged in a commercial dispute. The settlement resulted in a reduction of the outstanding accounts payable to that supplier of $388,199.34 to a balance due of $1,465,000.

As of November 8, 2018 the company changed its tax status from an S corporation to a C Corporation under the provisions of the Internal Revenue Code.

On November 8, 2018 the sole shareholder of the company executed an Agreement and Plan of Merger and Reorganization with Blue Star Foods Corp. (Formerly A.G. Acquisition Group II, Inc.) and Blue Star Acquisition Corp. John R. Keeler will exchange his 500 shares with a par value of $1.00 in John Keeler & Co., Inc. for the 15,000,000 shares with a par value of $.0001 of the then outstanding 16,015,000 outstanding shares. The balance of the outstanding shares will be held by the prior owners of Blue Star Foods Corp. and various service providers. Additionally, there were 725 Series A Preferred shares and 181,250 warrants issued to private placement investors, 688 Series A Preferred shares and 172,000 warrants issued for settlement with prior investors, and 3,120,000 options to purchase preferred stock issued to Christopher Constable upon the close of the merger.

The Merger will be accounted for as a “reverse merger” and recapitalization since, immediately following the completion of the transaction, the holders of John Keeler & Co., Inc.’s stock will have effective control of Blue Star Foods Corp. In addition, John Keeler & Co., Inc. will have control of the combined entity through control of the Board by designating all four of the board seats. Additionally, all of John Keeler & Co., Inc.’s officers and senior executive positions will continue on as management of the combined entity after consummation of the Merger. For accounting purposes, John Keeler & Co., Inc. will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction will be treated as a recapitalization of Blue Star Foods Corp. Accordingly, John Keeler & Co., Inc.’s assets, liabilities and results of operations will become the historical financial statements of the registrant, and the Company’s assets, liabilities and results of operations will be consolidated with Blue Star Foods Corp effective as of the date of the closing of the Merger. No step-up in basis or intangible assets or goodwill will be recorded in this transaction.

On November 8, 2018, Inc. the company entered into the fifth amendment to the loan and security agreement with Ares Financial. This amendment memorialized the change in ownership of John Keeler & Co., Inc as a wholly owned subsidiary of Blue Star Foods Corp. as well as the change of John Keeler from CEO to Executive Chairman, and the appointment of Carlos Faria as the CEO of John Keeler& Co., Inc.